Document and Entity Information	Aug. 31, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends the Current Report on Form 8-K of Verra Mobility Corporation (the “Company”), filed on September 3, 2020 to report the departure of Mr. Vincent Brigidi (the “Original Form 8-K”). Except as set forth herein, no other modifications have been made to the Original Form 8-K.
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	VERRA MOBILITY CORPORATION
Entity Central Index Key	0001682745
Entity Emerging Growth Company	false
Entity File Number	1-37979
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3563824
Entity Address, Address Line One	1150 N. Alma School Road
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85201
City Area Code	480
Local Phone Number	443-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	VRRM
Security Exchange Name	NASDAQ